T. ROWE PRICE Japan Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 98.5%
COMMON STOCKS 97.3%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT 4.6%
Transportation Equipment 4.6%
Suzuki Motor  110,700 4,973
Toyota Industries  116,700 9,870
Total Automobiles & Transportation Equipment 14,843
BANKS 2.6%
Banks 2.6%
Mitsubishi UFJ Financial Group  906,400 8,490
Total Banks 8,490
COMMERCIAL & WHOLESALE TRADE 4.8%
Wholesale Trade 4.8%
ITOCHU  340,100 15,435
Total Commercial & Wholesale Trade 15,435
CONSTRUCTION & MATERIALS 5.4%
Construction 1.3%
Sumitomo Densetsu  203,400 4,204
4,204
Glass & Ceramics Products 2.0%
Taiheiyo Cement  176,000 3,623
Tokai Carbon  425,600 2,993
6,616
Metal Products 2.1%
SUMCO  438,000 6,640
6,640
Total Construction & Materials 17,460
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 19.5%
Electric Appliances 17.6%
Hamamatsu Photonics  80,200 3,168
Hitachi  132,900 10,439
Horiba (1) 57,500 4,614
Keyence  19,900 8,903
Mitsubishi Electric  257,000 3,814
Murata Manufacturing  130,900 2,643
Sony Group  149,000 14,612

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Tokyo Electron  45,000 8,351
56,544
Precision Instruments 1.9%
Olympus  222,200 3,289
Shimadzu  106,700 2,951
6,240
Total Electric Appliances & Precision
Instruments 62,784
ELECTRIC POWER & GAS 1.2%
Electric Power & Gas 1.2%
Electric Power Development  224,200 3,766
Total Electric Power & Gas 3,766
ENERGY RESOURCES 2.7%
Mining 2.7%
Inpex  644,400 8,759
Total Energy Resources 8,759
FINANCIALS EX-BANKS 5.5%
Insurance 2.1%
Tokio Marine Holdings  251,300 6,626
6,626
Other Financing Business 3.4%
Aiful  1,391,100 3,488
ORIX  391,800 7,565
11,053
Total Financials Ex-Banks 17,679
FOODS 0.9%
Foods 0.9%
Suntory Beverage & Food  92,700 3,025
Total Foods 3,025
IT & SERVICES & OTHERS 21.3%
Information & Communication 13.8%
GMO Payment Gateway  40,100 2,420
Hikari Tsushin  40,800 7,109
Internet Initiative Japan  266,100 5,160
JMDC  56,300 1,490
Medley (2) 59,800 1,875
Mercari (1)(2) 45,900 759
Nexon  266,700 4,256
Nippon Telegraph & Telephone  8,005,100 10,053

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Nomura Research Institute  103,000 3,150
Plus Alpha Consulting  68,800 1,199
SHIFT (2) 21,100 3,804
SoftBank Group  73,300 3,164
44,439
Services 7.5%
Daiei Kankyo  196,900 3,350
Oriental Land  125,400 4,657
Persol Holdings  1,928,700 3,066
Recruit Holdings  202,100 7,983
TRYT (1)(2) 359,000 1,477
Visional (2) 59,400 3,717
24,250
Total IT & Services & Others 68,689
MACHINERY 6.4%
Machinery 6.4%
Daikin Industries  35,900 5,752
Disco  17,000 4,587
Hoshizaki  147,400 5,363
IHI  90,800 1,737
Miura  146,300 2,673
Seibu Giken (1) 35,000 372
Total Machinery 20,484
PHARMACEUTICAL 2.3%
Pharmaceutical 2.3%
Daiichi Sankyo  166,500 4,985
Rohto Pharmaceutical  111,300 2,277
Total Pharmaceutical 7,262
RAW MATERIALS & CHEMICALS 10.2%
Chemicals 9.9%
Kao  168,400 6,663
Kuraray  555,800 5,831
MEC  22,300 675
Mitsui Chemicals  238,200 7,010
Nippon Sanso Holdings  46,700 1,184
Shin-Etsu Chemical  262,900 10,348
31,711
Textiles & Apparels 0.3%
Goldwin  15,900 1,070
1,070
Total Raw Materials & Chemicals 32,781

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
REAL ESTATE 3.1%
Real Estate 3.1%
Mitsui Fudosan  342,400 8,596
TKP (1)(2) 106,100 1,203
Total Real Estate 9,799
RETAIL TRADE 5.4%
Retail Trade 5.4%
Fast Retailing  7,000 1,869
Nextage (1) 250,100 3,768
Nitori Holdings  44,200 5,785
Seven & i Holdings  152,200 6,011
Total Retail Trade 17,433
STEEL & NONFERROUS METALS 1.4%
Iron & Steel 1.4%
Nippon Steel  192,300 4,628
Total Steel & Nonferrous Metals 4,628
Total Common Stocks 313,317
CONVERTIBLE PREFERRED STOCKS 1.2%
IT & SERVICES & OTHERS 1.2%
Information & Communication 1.2%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$725 (2)(3)(4) 17,240 672
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,550 (2)(3)(4) 5,393 1,449
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 1,700
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (2)(3)(4) 232,019 129
Total IT & Services & Others 3,950
Total Convertible Preferred Stocks 3,950
Total Japan (Cost $276,989) 317,267
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS 1.5%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 4,727,128 4,727
Total Short-Term Investments (Cost $4,727) 4,727

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 7,140,725 7,141
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,141
Total Securities Lending Collateral (Cost $7,141) 7,141
Total Investments in Securities 102.2%
(Cost $288,857) $ 329,135
Other Assets Less Liabilities (2.2)% (7,237)
Net Assets 100.0% $ 321,898
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2024.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$3,950 and represents 1.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 30++
Totals $ —# $ — $ 30+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 3,617  ¤  ¤ $ 11,868
Total $ 11,868^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,868.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Japan Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Japan Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 313,317 $ — $ 313,317
Convertible Preferred Stocks — — 3,950 3,950
Short-Term Investments 4,727 — — 4,727
Securities Lending Collateral 7,141 — — 7,141
Total $ 11,868 $ 313,317 $ 3,950 $ 329,135

T. ROWE PRICE Japan Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2024, totaled $114,000 for the period ended
January 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F62-054Q1 01/24
($000s)
Beginning
Balance
10/31/23
Gain (Loss)
During
Period
Ending
Balance
1/31/24
Investment in Securities
Convertible Preferred Stocks $ 3,836 $ 114 $ 3,950